UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/06
Check here if Amendment [ X ]; Amendment Number: 1
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: Matthew 25 Management Corp.
Address: 607 West Avenue
Jenkintown, PA  19046



Yesterday, on February 8, 2007 we filed a form 13F-HR under an incorrect
CIK Number (0001003839).   We subsequentely filed the form 13F-HR under
the correct CIK Number (0001351431). This letter is intended to notify you that the Form 13F-HR that was filed incorrectly (CIK 0001003839) is a mistake, and should be disregarded. We apologize for the mistake.


Form 13F-HR filed INCORRECTLY under CIK Number 0001003839
and File Number 028-12133


Form 13F-HR filed CORRECTLY under CIK Number 0001351431
and File Number 028-11589



Person Signing this Report on Behalf of Reporting Manager:
Name: Mark Mulholland
Title:   President
Phone: 215-884-4458

/s/ Mark Mulholland
February 9, 2007